Basis of Presentation and Consolidation	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Consolidation

Note 1. Basis of Presentation and Consolidation

Stratasys Ltd. (collectively with its subsidiaries, the “Company”) is a 3D solutions company, offering additive manufacturing (“AM”) solutions for the creation of parts used in the processes of designing and manufacturing products and for the direct manufacture of end parts. The Company’s solutions include products ranging from entry-level desktop 3D printers to systems for rapid prototyping (“RP”) and large production systems for direct digital manufacturing (“DDM”). The Company also develops, manufactures and sells materials for use with its systems and provides related service offerings. The Company also provides a variety of custom manufacturing solutions through its direct manufacturing printed parts service as well as 3D printing related professional services offerings.

The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

The consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. The results of operations for the three and six months ended June 30, 2016 are not necessarily indicative of the results to be expected for the full year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted. The reader is referred to the audited consolidated financial statements and notes thereto for the year ended December 31, 2015, filed as part of the Company’s Annual Report on Form 20-F for such year.

Recently issued accounting pronouncements

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) which simplifies certain aspects of the accounting for share-based payments, including accounting for income taxes, classification of awards as either equity or liabilities, classification on the statement of cash flows as well as allowing an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. This ASU is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted in any annual or interim period for which financial statements have not yet been issued, and all amendments in the ASU that apply must be adopted in the same period. The Company is currently evaluating the new guidance to determine the impact it may have on its consolidated financial statements.

In March 2016, the FASB issued a new ASU which simplifies the transition to the equity method of accounting. The new guidance eliminates the requirement to retrospectively apply equity method of accounting for an investment that subsequently qualifies for use of the equity method of accounting as a result of an increase in level of ownership interest or degree of influence. Under the new ASU, The investor will add the carrying value of the existing investment to the cost of the additional investment to determine the initial cost basis of the equity method investment. This ASU is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. The Company has early adopted this ASU. The adoption of this guidance does not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued a new ASU which revise lease accounting guidance. Under the new guidance, most lessees will be required to recognize on the balance sheet a right-of-use asset and corresponding lease liabilities for all leases, other than leases that meet the definition of a short-term lease. The liability and the right-of-use asset arising from the lease will be measured as the present value of the lease payments. The new standard is effective for fiscal year beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The new standard must be adopted using a modified retrospective transition approach. The Company is currently evaluating the impact of the adoption of the new lease accounting guidance on its consolidated financial statements.

In May 2014, the FASB issued guidance on revenue from contracts with customers that will supersede the current revenue recognition guidance. The new revenue recognition standard provides a unified model to determine when and how revenue is recognized. The core principle of the new revenue recognition standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new revenue recognition standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is permitted for annual reporting periods beginning after December 15, 2016. This standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company is currently evaluating the impact of the adoption of the new revenue recognition standard on its consolidated financial statements and the method of adoption to be used.